Investment Securities - Schedule of Securities in Other Assets on Company's Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Federal Home Loan Bank (FHLB) stock	$ 38,476	$ 24,369
Federal Reserve Bank (FRB) stock	34,348	28,098
Other investments	1,306	1,306
Total	$ 74,130	$ 53,773